UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-02631

                               Chestnut Street Exchange Fund

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                      Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Salvatore Faia

Chestnut Street Exchange Fund

301 Bellevue Parkway

                                      Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 558-1750

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

David R. Wilmerding, Jr.

Chairman

July 31, 2013

Fellow Partner:

Our Fund earned $4.29 per share of net investment income for a share outstanding in the six months ended June 30, 2013, compared to $5.14 per share earned in the same period of 2012. Investment income in the first half of 2013 decreased by $550,577 from the same period of 2012. Expenses increased in the first half of 2013.

After providing for the July 2013 distribution, the net asset value per partnership share at June 30, 2013 was $442.94. The net asset value at March 31, 2013, the date of our last report, was $428.06.

Commentary on market conditions and a comparison of our Fund’s performance to the Standard & Poor’s 500 Index and the Dow Jones Industrial Average will be found in the accompanying Investment Adviser’s Report

Your comments or questions concerning Chestnut Street Exchange Fund are welcomed.

Yours sincerely,

David R. Wilmerding, Jr.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT

Market Review

The rise and fall of US equities during the volatile second quarter of 2013 resulted in a gain of 2.65% on the large cap Russell 1000® Index. Year-to-date, the index has gained 13.91% thanks to market strength at the beginning of the year. Large cap value stocks outperformed their growth counterparts in the second quarter as the Russell 1000® Value Index rose 3.20% while the Russell 1000® Growth Index posted a return of 2.06%.

Financial markets around the world were dominated by speculation around monetary policy decisions from global central banks, particularly the US Federal Reserve. At the outset of the period, equities charged forward in the first half of the quarter as increased global liquidity kept interest rates low and investors moved into riskier asset classes in search of yield. Ironically, the sluggish global growth environment was conducive to positive equity market performance. Although disappointing economic reports caused market volatility to rise, the weak data also served to reassure investors that central banks would maintain their accommodative stance for an extended period. US stocks generally benefited from the domestic recovery as it was strong enough to generate positive corporate earnings, while the continuation of uncomfortably high unemployment coupled with a low-to-zero inflation rate reinforced investors’ expectations that the US Federal Reserve would not curtail its stimulus program any time soon.

However, after peaking in late May, equity markets globally recoiled in response to comments from the US central bank hinting that a change in its policy stance was on the horizon. Market volatility picked up considerably and equities broadly declined through the remainder of the semi-annual period as investors speculated on the future direction of monetary policy in the United States and its potential impact on the world economy.

While rhetoric from the US Federal Reserve about tapering its bond-buying stimulus program was the catalyst for the equity market sell-off, indicators that global growth was continuing to slow (with the exception of Japan) was another source of investor anxiety. The US recovery showed signs of weakening with a worse-than-expected downward revision on first quarter gross domestic product from 2.4% to 1.8%. The labor market continued to expand, but it was not enough to spur any growth in wages. Flagging growth rates were more prominent outside the United States. In Europe, many economies already mired in recession saw conditions worsen despite accommodative policy from the European Central Bank and the recent respite from negative headlines. Unemployment rates across the region remained severely high and government bond yields moved higher in Italy and Spain. Slowing growth in emerging markets, particularly China and Brazil, dimmed the outlook for the world economy as a whole.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT (Continued)

Portfolio Review

Summary

After a strong start to the year, volatility made a comeback in the US equity markets during the second quarter of 2013. Volatility was particularly in June when Federal Reserve (Fed) Chairman Ben Bernanke signaled the central bank could begin paring back its bond purchases later this year and end them in 2014. During the period, the US stock rally continued to gather momentum (hitting an all-time high) as investors latched onto the latest favorable data on the economy and corporate earnings, and supportive monetary policy measures remained in place. Performance turned negative later in the period as the prospect of Fed tapering, surge in interest rates (and subsequent bond market sell-off), and disappointing data out of China and other emerging markets all weighed on investor sentiment. Despite the June pullback, US stocks finished the second quarter in positive territory and ended the first half of 2013 with double-digit gains across the board.

Despite the increased volatility, US stocks posted double digit gains for the first half of the year, up 13.82% through June 30, 2013. During the period, the healthcare was the strongest performing sector led by the biotech stocks as investors began rewarding the companies for research and development once again. In addition to healthcare, financials posted strong returns for the period as increasing interested rates was deemed favorable for many of the financial companies. Materials and information technology were the worst performing sectors in the market during the period.

Performance Attribution

The portfolio outperformed its benchmark index, the S&P 500® Index, for the period led by allocation and stock selection within the information technology and financial sectors. The underweight to the information technology sector helped returns and the sector continued to lag over the year-to-date period. Within the sector, the lack of exposure to Apple Co. was the largest contributor as the company traded off 13.30% over the trailing six-months. Within the financials, the position within American Express, Wells Fargo & co. and lack of exposure to the real estate investment trusts (REIT) added to performance. The rise in long term interest rates had a positive effect on the banks and finance companies, but the REITs lagged as a result.

On the negative side, the portfolio’s exposure to the energy and healthcare sectors was the largest detractor from performance over the period. While the portfolio benefited from an underweight position to the energy sector, the Schlumberger Ltd. and many of the oil and gas companies lagged due to falling oil prices during the year. Within the healthcare sector, it was the portfolio’s lack of exposure to the biotech companies which were up on average over 30% during the period. The stronger performance within the biotech companies appears to indicate that the market is once again valuing the companies’ research and development activities and willingness to pay for the new drug pipelines as many of the biotech companies have some promising new drugs in development.

Outlook

Looking out six months, we are cautiously optimistic, primarily due to the recent decision by Federal Reserve Chairman Ben Bernanke to build a case for the end of quantitative easing (contingent upon the trend in key economic data points, including employment and inflation). As a result, we have seen a big selloff on

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT (Continued)

Portfolio Review (concluded)

the long end of the curve – interest rates have moved up 80 basis points in two months. When a move of this magnitude occurs, it tends to mean investors are caught on the wrong side; as a consequence, we will need to go through a period of adjustment. On the positive side, this type of statement substantiates that the US economy is getting strong enough to grow on its own. Equities have had a strong run for the year to date, supported by the low interest rate environment and search for large cap companies with dividend yields higher than the yield on 10-year government bonds. Overall, the combination of reasonable valuations (in part driven by economic uncertainty) and impressive innovation and strong execution by excellent management teams lead us to be optimistic about the long-term prospects.

As a result of market movement and shares redeemed during the semi-annual period, the Fund’s overall weightings changed slightly with financials, consumer discretionary and healthcare increasing and information technology, materials, and energy decreasing due to market performance. We used investor redemptions to reduce the large position in Verizon Communications. The Fund remains well diversified, with the largest weightings in the financials, healthcare and staples, consumer staples and industrials sectors relative to the S&P 500® Index.

Any opinions expressed are those of BlackRock as of the date of this report and are subject to change based on changes in market or economic conditions. Past performance is not a guarantee of future results. There is no guarantee that forecasts made herein will come to pass. The comments should not be construed as a recommendation for any individual holdings or market sectors. Information and opinions are derived from proprietary and non-proprietary sources deemed by BlackRock to be reliable. We cannot guarantee the accuracy of such information, assure its completeness, or warrant that such information will not be changed without notice. Reliance upon information in this report is at the sole discretion of the reader.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PERFORMANCE COMPARISON

June 30, 2013

(Unaudited)

The performance data represents past performance and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Please call (302) 791-1112 for the most recent month-end performance.

In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

Total Returns as of June 30, 2013

		Average Annual Total Returns
	6 Month	1 Year	5 Year	10 Year	Since Inception(1)
Chestnut Street Exchange Fund	14.50%	18.89%	7.64%	6.46%	11.01%
S&P 500® Index	13.82%	20.60%	7.01%	7.30%	10.95%
Dow Jones Industrial Average Index	15.20%	18.87%	8.65%	7.93%	9.63%

(1)

Cumulative since inception total returns were 4,419.55%, 4,434.13% and 2,765.34% for the Chestnut Street Exchange Fund, the S&P 500® Index and the Dow Jones Industrial Average Index, respectively, for the period December 29, 1976 (inception) to June 30, 2013.

BLACKROCK CAPITAL MANAGEMENT, INC.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Fund Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from January 1, 2013 through June 30, 2013, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ending June 30, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Chestnut Street Exchange Fund

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013		Expenses Paid During Six Months Ending June 30, 2013*
Actual	$1,000.00	$1,145.00		$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	†	$2.61

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by to reflect the one-half year period. The Fund’s ending account value on the first line of the table is based on the actual total return of 14.50% for the six-month period ending June 30, 2013.

†	Hypothetical expenses are based on the Fund’s actual annualized six-month expense ratio and an assumed rate of return of 5% per year before expenses.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PORTFOLIO HOLDINGS SUMMARY TABLE

June 30, 2013

(Unaudited)

Security Type/Industry	% of Net Assets	Value
COMMON STOCKS:
Financial	18.7%	$36,231,074
Health Care	14.7	28,356,985
Consumer Cyclicals	13.1	25,337,509
Technology	11.2	21,768,450
Staples	9.4	18,105,968
Energy	9.1	17,693,834
Capital Equipment	7.4	14,311,119
Basics	4.8	9,266,273
Transportation	4.4	8,485,554
Utilities	3.0	5,715,906
Retail	2.5	4,920,598
Other Assets in Excess of Liabilities	1.7	3,263,701

Net Assets	100.0%	$193,456,971

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

	Shares	Value
COMMON STOCKS—98.3%
BASICS—4.8%
Air Products & Chemicals, Inc.	68,114	$6,237,199
Cabot Corp.	80,948	3,029,074

		9,266,273

CAPITAL EQUIPMENT—7.4%
Emerson Electric Co.	116,753	6,367,709
General Electric Co.	342,536	7,943,410

		14,311,119

CONSUMER CYCLICALS—13.1%
3M Co.	25,936	2,836,102
CBS Corp.,—Class B	56,548	2,763,501
Comcast Corp.,—Class A	140,894	5,900,641
Procter & Gamble Co.	80,071	6,164,666
Walt Disney Co. (The)	121,498	7,672,599

		25,337,509

ENERGY—9.1%
Exxon Mobil Corp.	110,326	9,967,954
Schlumberger, Ltd.	107,813	7,725,880

		17,693,834

FINANCIAL—18.7%
American Express Co.	92,703	6,930,476
Ameriprise Financial, Inc.	20,950	1,694,436
Bank of America Corp.	52,770	678,622
JPMorgan Chase & Co.	132,018	6,969,230
Moody’s Corp.	77,849	4,743,340
Wells Fargo & Co.	368,669	15,214,970

		36,231,074

HEALTH CARE—14.7%
Abbott Laboratories	123,156	4,295,681
AbbVie, Inc.	123,156	5,091,269
Baxter International, Inc.	61,146	4,235,583
Johnson & Johnson	94,833	8,142,361
Merck & Co., Inc.	141,918	6,592,091

		28,356,985

	Shares	Value
RETAIL—2.5%
Home Depot, Inc.	22,017	$1,705,657
Kohl’s Corp.	14,302	722,394
Safeway, Inc.	41,925	991,946
Wal-Mart Stores, Inc.	20,145	1,500,601

		4,920,598

STAPLES—9.4%
Altria Group, Inc.	16,936	592,591
Coca-Cola Co. (The)	295,768	11,863,254
Hanesbrands, Inc.	5,352	275,200
Kraft Foods Group, Inc.	3,907	218,284
Mondelez International, Inc., —Class A	11,720	334,372
PepsiCo, Inc.	41,023	3,355,271
Philip Morris International, Inc.	16,936	1,466,996

		18,105,968

TECHNOLOGY—11.2%
Check Point Software Technologies Ltd.*	49,303	2,449,373
Cisco Systems, Inc.	30,768	747,970
Intel Corp.	315,270	7,635,839
International Business Machines Corp.	37,361	7,140,061
Microsoft Corp.	47,966	1,656,266
Oracle Corp.	69,627	2,138,941

		21,768,450

TRANSPORTATION—4.4%
Union Pacific Corp.	55,001	8,485,554

UTILITIES—3.0%
Verizon Communications, Inc.	113,546	5,715,906

Total Common Stocks (Cost: $29,986,968)		190,193,270

TOTAL INVESTMENTS IN SECURITIES
(Cost: $29,986,968)	98.3%	$190,193,270
Other assets in excess of liabilities	1.7%	3,263,701

NET ASSETS	100.0%	$193,456,971

*	Non-Income Producing

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS

June 30, 2013

Fair Value Measurements. The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities

•	Level 2	—	other significant observable inputs (including quoted prices for identical securities in inactive markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of June 30, 2013, in valuing the Fund’s investments carried at value:

	Total Value at 06/30/13	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Common Stocks*	$190,193,270	$190,193,270	$—	$—

*	See details of industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also require the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2013

amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Statements of Assets And Liabilities

June 30, 2013

(Unaudited)

Assets
Investments in securities, at value (cost $29,986,968)	$190,193,270
Cash	3,653,602
Dividends receivable	405,762
Interest receivable	4,064
Prepaid expenses	5,095

Total assets	194,261,793

Liabilities
Payables for:
Distributions	718,235
Advisory fees	56,995
Custodian fees	4,675
Transfer agent fees	7,347
Accrued expenses and other liabilities	17,570

Total liabilities	804,822

Net Assets	$193,456,971

Net Assets consisted of:
Other capital — paid-in or reinvested	$35,265,683
Undistributed net investment income	347,829
Accumulated net realized losses on securities	(2,362,843)
Net unrealized appreciation on investments	160,206,302

Net Assets (Applicable to 436,758 partnership shares outstanding)	$193,456,971

Net Asset Value per share ($193,456,971 / 436,758 shares)	$442.94

Net assets applicable to shares owned by:
Limited partners (436,665 shares)	$193,415,778
Managing general partners (93 shares)	41,193

Total net assets (436,758 shares)	$193,456,971

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Investment income
Dividends		$2,427,189
Interest		4,693

Total investment income		2,431,882

Expenses
Investment advisory services		344,122
Legal fees		47,949
Managing general partners’ compensation, officer’s salary and expenses		43,640
Transfer agent fees		22,339
Custodian fees		13,987
Printing		12,174
Insurance		10,024
Audit fees		9,891
Miscellaneous		6,901

Total expenses		511,027

Net investment income		1,920,855

Net realized and unrealized gain on investments
Realized gain on sale of investment securities		6,583
Realized gain from securities transactions: distributed on redemption of partnership shares		11,263,502
Unrealized appreciation on investments
Beginning of period	$146,807,515
End of period	160,206,302

Net change in unrealized appreciation		13,398,787

Net realized and unrealized gain from investments		24,668,872

Net increase in net assets resulting from operations		$26,589,727

Statements of Changes in Net Assets

June 30, 2013 (Unaudited)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase /(decrease) in net assets Operations:
Net investment income	$1,920,855	$4,515,844
Net realized gain from securities transactions, for federal income tax purposes net gain is $6,583 and $64,245	6,583	64,245
Excess of market value over book value of securities distributed upon redemption of partnership shares	11,263,502	12,949,280
Net change in unrealized appreciation on investments	13,398,787	7,831,294

Increase in net assets resulting from operations	26,589,727	25,360,663

Distributions to partners from:
Net investment income	(1,574,624)	(4,516,315)

Capital share transactions:
Net asset value of 357 and 1,490 shares issued in lieu of cash distributions	154,450	577,673

Cost of 32,011 and 40,170 shares repurchased	(14,340,857)	(15,347,060)

Decrease in net assets from capital share transactions	(14,186,407)	(14,769,387)

Total increase in net assets	10,828,696	6,074,961
Net assets:
Beginning of period	182,628,275	176,553,314

End of period*	$193,456,971	$182,628,275

*	Includes undistributed net investment income of $347,829 and $1,598, respectively.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

FINANCIAL HIGHLIGHTS

(For a Share of the Fund Outstanding Throughout Each Period)

	Six Months Ended June 30, 2013	Years Ended December 31,
		2012	2011	2010	2009	2008
	(Unaudited)
Net Asset Value, Beginning of Period	$389.89	$348.17	$344.85	$315.61	$267.13	$400.30

Income/(Loss) From Investment Operations:
Net investment income	4.29	9.42	6.85	5.79	6.28	8.06
Net gain/(loss) on securities (both realized and unrealized)	52.26	41.72	3.32	29.24	48.48	(133.17)

Total from investment operations	56.55	51.14	10.17	35.03	54.76	(125.11)

Less Distributions:
From net investment income	(3.50)	(9.42)	(6.85)	(5.79)	(6.28)	(8.06)

Net Asset Value, End of Period	$442.94	$389.89	$348.17	$344.85	$315.61	$267.13

Total Return	14.50%	14.75%	2.99%	11.27%	20.94%	(31.56)%

Ratios/Supplemental Data:
Net Assets, End of Year (000’s)	$193,457	$182,628	$176,553	$192,009	$193,849	$184,798
Ratios to average net assets:
Operating expenses	0.52%*	0.53%	0.50%	0.51%	0.51%	0.46%
Net investment income	1.96%*	2.44%	1.92%	1.80%	2.31%	2.33%
Portfolio Turnover Rate	—%	—%	—%	1.01%	1.06%	0.29%

*	Annualized

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

June 30, 2013

(Unaudited)

(A)	ORGANIZATION

Chestnut Street Exchange Fund (the “Fund”), a California Limited Partnership, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Fund’s investment objective is to seek long-term growth of capital and, secondarily, current income. Effective January 1, 1998, the Fund changed its status for tax purposes from a partnership to a regulated investment company. The change resulted from the enactment of the “Publicly Traded Partnership” rules to the Internal Revenue Code in 1987 which first applied to the Fund after 1997.

(B)	SIGNIFICANT ACCOUNTING PRINCIPLES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuations

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Securities Transactions and Investment Income

Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales and redemptions in-kind are computed on the basis of specific identification for both financial reporting and income tax purposes. For securities exchanged into the Fund at the Fund’s inception in 1976, the cost for financial reporting purposes is the value of those securities as used in the exchange. The cost, for income tax purposes, of securities exchanged into the Fund is the tax basis of the individual investor. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Distributions

Distributions from net investment income are paid quarterly and recorded on the ex-dividend date. Distributions of capital gains, if any, are paid annually and recorded on the ex-dividend date.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income which is distributed to shareholders. The Fund may elect not to distribute long-term capital gains to shareholders, but retain these gains and pay the income tax at the applicable income tax rate. If the Fund elects to pay the tax on long-term capital gains, on the last day of the year the tax is paid, the partners are entitled to a proportionate credit for the tax payment and the tax basis of their shares is increased by the amount of undistributed gains less the tax paid by the Fund. At December 31, 2012, the Fund had a capital loss carryforward of $2,369,426, which expires December 31, 2016. Therefore, no provision for federal income taxes is recorded in the financial statements.

Under the Regulatory Investment Company Act of 2010, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. In addition, such losses must be used to offset future capital gains realized prior to losses incurred in the years preceding enactment.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2009—2012) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At June 30, 2013, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$27,579,614

Gross unrealized appreciation	162,613,656
Gross unrealized depreciation	—

Net unrealized appreciation	$162,613,656

The difference between book basis and tax basis of investments is attributable to the use of the individual partners’ tax basis for those securities contributed to the Fund at its inception, as required by law.

(C)	INVESTMENT ADVISORY FEES, OTHER SERVICES AND TRANSACTIONS WITH AFFILIATES

BlackRock Capital Management, Inc. (“BCM” or the “Adviser”), a wholly owned subsidiary of BlackRock Institutional Management, Inc., serves as Investment Adviser to the Fund pursuant to an advisory agreement dated September 29, 2006 (“Advisory Agreement”). BCM provides advisory, accounting and administrative services to the Fund. All BlackRock entities named are subsidiaries of BlackRock, Inc. BCM pays BNY Mellon Investment Servicing (US) Inc. for administrative services provided to the Fund.

The Advisory Agreement provides for a fee at the annual rate of 4/10ths of 1% of the first $100,000,000 of the Fund’s average daily net assets plus 3/10ths of 1% of net assets exceeding $100,000,000.

BNY Mellon Investment Servicing (US) Inc. also serves as the Fund’s transfer and dividend disbursing agent.

BNY Mellon Investment Servicing Trust Company serves as the Fund’s custodian.

The Managing General Partners each receive a fixed fee as compensation for their services. In addition, the President, Chief Financial Officer and Chief Compliance Officer receive additional payments for overseeing the Fund’s activities, plus reimbursements of related expenses. For the six month period ended June 30, 2013, payments to or for the Managing General Partners amounted to $43,640.

Legal fees amounting to $47,949 for the six month period ended June 30, 2013 were paid to Drinker Biddle & Reath LLP. Michael P. Malloy, Esq., Secretary of the Fund, is a partner of that firm.

(D)	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term obligations and redemptions in-kind) were $0 and $0, respectively, for the six month period ended June 30, 2013.

(E)	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The primary difference applicable to the Fund’s distributions is the requirement to pass through 40% of its aggregate expenses to the partners of the Fund. This is required because the Fund has fewer than 500 partners and does not continuously offer shares. The partners treat this pass-through of expenses as a distribution of net investment income and a corresponding miscellaneous itemized deduction of investment expense.

The tax character of distributions paid during 2012 and 2011 were as follows:

	2012	2011
Ordinary income	$4,905,820	$3,957,344
Investment expense	(389,505)	(373,151)

Distributed to partners	$4,516,315	3,584,193

For federal income tax purposes, distributions of net investment income and short-term capital gains are treated as ordinary income dividends.

(F)	IN-KIND DISTRIBUTION OF SECURITIES

During the six months ended June 30, 2013, the Fund distributed portfolio securities in lieu of cash for most shareholder redemptions. The value of these redemptions in portfolio securities and cash was as follows:

	Value of the Redemptions	Net Realized Gain Included In Redemptions	Fund Shares Redeemed
Portfolio Securities* .	$14,278,641	$11,263,502	31,873
Cash	62,216	—	138

	$14,340,857	$11,263,502	32,011

*	Includes $3,821 in cash redeemed.

Net realized gains from these transactions are not taxable to the Fund. Such gains are not distributed to shareholders and will be reclassified to paid-in capital at the Fund’s fiscal year end. These transactions were completed following guidelines approved by the Managing General Partners.

(G)	INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

(H)	TAX MATTERS

At December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,598
Capital loss carryover	(2,369,426)
Net unrealized appreciation of investments	149,203,108

$146,835,280

(I)	NEW ACCOUNTING PRONOUNCEMENT

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

(J)	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and determined that there were no subsequent events requiring disclosure.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Additional Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (800) 852-4750 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

[INTENTIONALLY LEFT BLANK]

MANAGING GENERAL PARTNERS

Gordon L. Keen, Jr.

Edward J. Roach

Langhorne B. Smith

David R. Wilmerding, Jr.

INVESTMENT ADVISER

BlackRock Capital Management, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment

Servicing (US) Inc.

P.O. Box 8950

Wilmington, Delaware 19899

(800) 852-4750

Semi Annual Report

June 30, 2013

(Unaudited)

Chestnut Street Exchange Fund

301 Bellevue Parkway

Wilmington, Delaware 19809

(800) 852-4750

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of managing general partners.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Chestnut Street Exchange Fund

By (Signature and Title)* /s/ Salvatore Faia
Salvatore Faia, President & Chief Compliance Officer (principal executive officer)

Date 8/10/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Salvatore Faia
Salvatore Faia, President & Chief Compliance Officer (principal executive officer)

Date 8/10/13

By (Signature and Title)* /s/ John Boyle
John Boyle, Chief Financial Officer (principal financial officer)

Date 8/10/13

* Print the name and title of each signing officer under his or her signature.